Related party transactions - Loan receivables from related parties (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 15, 2020	Jul. 31, 2020 CNY (¥)	Nov. 30, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) entity	Dec. 31, 2020 USD ($) entity	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related party transactions
Total				¥ 36,378		¥ 1,929,076
Repayments of short term loan amount				1,911,651	$ 292,974	675,792	¥ 2,989,208
Carrying value of investments fully impaired				¥ 26,650	$ 4,084
Loan to invested entities, one
Related party transactions
Fixed borrowing rate				12.00%	12.00%
Loans provided				¥ 2,000
Loan to invested entities, two
Related party transactions
Fixed borrowing rate				10.00%	10.00%
Loans provided				¥ 9,000
Yuanjing Mingde
Related party transactions
Loan receivables from related parties, short-term loans				0		1,900,000
Yuanjing Mingde | Six months loan agreement
Related party transactions
Loan receivables from related parties, short-term loans			¥ 1,900,000
Loan agreement term			6 months
Fixed borrowing rate	12.00%		10.00%
Repayments of short term loan amount		¥ 58,300
IFM
Related party transactions
Loan receivables from related parties, short-term loans				20,000		20,000
Others
Related party transactions
Loan receivables from related parties, short-term loans				13,019		4,576
Loan receivables from related parties, long-term loans				3,359		0
Executive directors
Related party transactions
Loan receivables from related parties, short-term loans				¥ 0		¥ 4,500
Investments in entities which operate home improvement and decoration business
Related party transactions
Number of invested entities to whom loan was provided | entity				2	2
Carrying value of investments fully impaired				¥ 19,900